Eaton Vance

Core Plus Bond Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Agency Mortgage-Backed Securities — 3.0%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association
30-Year, 2.00%, TBA(1)	$9,800	$10,188,892
30-Year, 2.50%, TBA(1)	9,600	10,124,621

Total Agency Mortgage-Backed Securities (identified cost $20,227,945)		$20,313,513

Asset-Backed Securities — 17.0%

Security	Principal Amount (000’s omitted)	Value
Aaset Trust
Series 2019-2, Class B, 4.458%, 10/16/39(2)	$3,375	$2,943,512
ARI Fleet Lease Trust
Series 2018-B, Class A2, 3.22%, 8/16/27(2)	320	323,077
Business Jet Securities, LLC
Series 2020-1A, Class A, 2.981%, 11/15/35(2)	1,349	1,371,074
CIG Auto Receivables Trust
Series 2019-1A, Class A, 3.33%, 8/15/24(2)	473	477,264
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	7,276	7,111,884
Conn’s Receivables Funding, LLC
Series 2019-A, Class A, 3.40%, 10/16/23(2)	100	100,050
Series 2019-A, Class B, 4.36%, 10/16/23(2)	1,464	1,469,366
Series 2019-B, Class B, 3.62%, 6/17/24(2)	4,125	4,139,517
Series 2020-A, Class B, 4.27%, 6/16/25(2)	2,995	3,009,247
Consumer Loan Underlying Bond Credit Trust
Series 2019-P1, Class A, 2.94%, 7/15/26(2)	1,450	1,460,980
Driven Brands Funding, LLC
Series 2019-2A, Class A2, 3.981%, 10/20/49(2)	4,643	4,893,760
ExteNet LLC
Series 2019-1A, Class A2, 3.204%, 7/26/49(2)	2,475	2,572,035
Series 2019-1A, Class B, 4.14%, 7/26/49(2)	2,730	2,793,483
Series 2019-1A, Class C, 5.219%, 7/26/49(2)	2,090	2,133,078
Falcon Aerospace, Ltd.
Series 2019-1, Class B, 4.791%, 9/15/39(2)	4,695	3,622,415
Series 2019-1, Class C, 6.656%, 9/15/39(2)	2,489	1,640,984
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(2)	2,794	2,803,984
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(2)	201	204,648

Security	Principal Amount (000’s omitted)	Value
FREED ABS Trust
Series 2019-2, Class A, 2.62%, 11/18/26(2)	$2,775	$2,790,644
Series 2020-FP1, Class A, 2.52%, 3/18/27(2)	1,894	1,907,812
Helios Issuer, LLC
Series 2017-1A, Class C, 8.00%, 9/20/49(2)	5,026	4,996,951
Series 2018-1A, Class B, 7.71%, 7/20/48(2)	1,645	1,653,025
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A, 4.458%, 12/15/38(2)	1,269	1,230,830
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A, 3.721%, 7/15/39(2)	2,191	2,121,540
InSite Issuer, LLC
Series 2016-1A, Class A, 2.883%, 11/15/46(2)	1,605	1,659,966
Jack in the Box Funding, LLC
Series 2019-1A, Class A2I, 3.982%, 8/25/49(2)	1,226	1,262,324
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/27(2)	1,184	1,189,214
Series 2020-1A, Class A, 2.33%, 1/17/28(2)	359	361,250
Lunar Aircraft, Ltd.
Series 2020-1A, Class B, 4.335%, 2/15/45(2)	730	584,889
Series 2020-1A, Class C, 6.413%, 2/15/45(2)	260	128,564
Marlette Funding Trust
Series 2019-2A, Class A, 3.13%, 7/16/29(2)	291	293,137
Series 2020-2A, Class B, 1.83%, 9/16/30(2)	1,305	1,319,957
MelTel Land Funding, LLC
Series 2019-1A, Class B, 4.701%, 4/15/49(2)	515	537,777
Mosaic Solar Loan Trust
Series 2019-2A, Class B, 3.28%, 9/20/40(2)	3,352	3,477,241
Series 2020-1A, Class C, 4.47%, 4/20/46(2)	1,630	1,682,782
MVW, LLC
Series 2020-1A, Class A, 1.74%, 10/20/37(2)	566	579,726
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.262%, 9/5/48(2)	3,617	3,624,576
Series 2019-1A, Class A2, 3.858%, 12/5/49(2)	2,416	2,287,145
Prestige Auto Receivables Trust
Series 2019-1A, Class A2, 2.44%, 7/15/22(2)	94	94,457
ServiceMaster Funding, LLC
Series 2020-1, Class A2I, 2.841%, 1/30/51(2)	670	686,865
Series 2020-1, Class A2II, 3.337%, 1/30/51(2)	784	802,280
SERVPRO Master Issuer, LLC
Series 2019-1A, Class A2, 3.882%, 10/25/49(2)	4,762	5,104,825
Skopos Auto Receivables Trust
Series 2019-1A, Class A, 2.90%, 12/15/22(2)	1,608	1,614,154
Small Business Lending Trust
Series 2019-A, Class A, 2.85%, 7/15/26(2)	1,099	1,096,606
Series 2020-A, Class A, 2.62%, 12/15/26(2)	987	982,104
Sonic Capital, LLC
Series 2020-1A, Class A2I, 3.845%, 1/20/50(2)	4,771	5,116,874
SpringCastle America Funding, LLC
Series 2020-AA, Class A, 1.97%, 9/25/37(2)	2,286	2,306,966
Springleaf Funding Trust
Series 2015-BA, Class A, 3.48%, 5/15/28(2)	693	693,582

Security	Principal Amount (000’s omitted)	Value
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(2)	$5,924	$6,359,631
Series 2019-2A, Class A2, 3.08%, 10/25/44(2)	1,135	1,181,429
Tesla Auto Lease Trust
Series 2018-B, Class B, 4.12%, 10/20/21(2)	1,000	1,016,161
Theorem Funding Trust
Series 2020-1A, Class A, 2.48%, 10/15/26(2)	1,350	1,361,103
Upgrade Receivables Trust
Series 2018-1A, Class C, 5.17%, 11/15/24(2)	1,796	1,806,077
Series 2019-1A, Class B, 4.09%, 3/15/25(2)	389	389,455
Series 2019-2A, Class A, 2.77%, 10/15/25(2)	806	807,707
Vantage Data Centers Issuer, LLC
Series 2018-2A, Class A2, 4.196%, 11/16/43(2)	979	1,018,404
Series 2020-2A, Class A2, 1.992%, 9/15/45(2)	2,935	2,966,460
Willis Engine Structured Trust
Series 2020-A, Class B, 4.212%, 3/15/45(2)	1,718	1,287,625
Series 2020-A, Class C, 6.657%, 3/15/45(2)	844	456,452

Total Asset-Backed Securities (identified cost $115,639,639)		$113,908,925

Collateralized Mortgage Obligations — 5.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2, 1.948%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	$7,283	$7,219,949
Series 2018-DNA1, Class M2AT, 1.198%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	1,921	1,916,275
Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49(2)(3)	5,340	5,312,388
Series 2019-DNA4, Class M2, 2.098%, (1 mo. USD LIBOR + 1.95%), 10/25/49(2)(3)	2,242	2,239,281
Series 2019-HQA1, Class M2, 2.498%, (1 mo. USD LIBOR + 2.35%), 2/25/49(2)(3)	5,429	5,423,536
Series 2019-HQA2, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 4/25/49(2)(3)	1,828	1,807,366

		$23,918,795

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	$3,829	$3,767,253
Series 2018-C06, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 3/25/31(3)	1,293	1,286,602
Series 2018-R07, Class 1M2, 2.548%, (1 mo. USD LIBOR + 2.40%), 4/25/31(2)(3)	2,238	2,240,643
Series 2019-R02, Class 1M2, 2.448%, (1 mo. USD LIBOR + 2.30%), 8/25/31(2)(3)	1,585	1,583,437
Series 2019-R05, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 7/25/39(2)(3)	1,054	1,053,784

		$9,931,719

Total Collateralized Mortgage Obligations (identified cost $33,704,744)		$33,850,514

Commercial Mortgage-Backed Securities — 12.2%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(2)(4)	$7,255	$5,933,202
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(2)(4)	7,215	5,320,687
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(2)(4)	1,500	992,226
Series 2016-C7, Class D, 4.429%, 12/10/54(2)(4)	1,725	1,438,538
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 2.659%, (1 mo. USD LIBOR + 2.50%), 7/15/30(2)(3)	1,000	956,445
Series 2017-MDRC, Class C, 1.459%, (1 mo. USD LIBOR + 1.30%), 7/15/30(2)(3)	1,850	1,764,583
Series 2017-MDRC, Class D, 2.409%, (1 mo. USD LIBOR + 2.25%), 7/15/30(2)(3)	1,600	1,488,970
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.119%, 8/10/50(2)(4)	3,603	3,236,064
Series 2015-CR22, Class D, 4.106%, 3/10/48(2)(4)	2,324	2,258,747
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class D, 4.357%, 12/15/49(2)(4)	2,000	1,594,039
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.848%, (1 mo. USD LIBOR + 1.70%), 10/15/49(2)(3)	880	860,062
Series 2019-01, Class M10, 3.398%, (1 mo. USD LIBOR + 3.25%), 10/15/49(2)(3)	905	850,620
Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(2)(3)	3,245	3,183,243
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.554%, 9/15/47(2)(4)	1,980	1,416,150
Series 2014-C25, Class D, 3.948%, 11/15/47(2)(4)	3,575	2,772,685
Series 2015-C29, Class D, 3.697%, 5/15/48(4)	500	394,109
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.424%, 8/15/46(2)(4)	2,454	1,928,417
Series 2013-C16, Class D, 5.027%, 12/15/46(2)(4)	1,500	1,487,093
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	1,384	476,444
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29, Class C, 4.746%, 5/15/49(4)	4,199	4,179,160
Series 2016-C29, Class D, 3.00%, 5/15/49(2)	7,048	5,715,641
Series 2016-C32, Class D, 3.396%, 12/15/49(2)(4)	5,000	3,719,599
Morgan Stanley Capital I Trust
Series 2016-UBS12, Class D, 3.312%, 12/15/49(2)	7,150	3,439,029
Series 2019-BPR, Class B, 2.259%, (1 mo. USD LIBOR + 2.10%), 5/15/36(2)(3)	5,114	4,359,416
Series 2019-BPR, Class C, 3.209%, (1 mo. USD LIBOR + 3.05%), 5/15/36(2)(3)	1,540	1,133,361
Motel 6 Trust
Series 2017-MTL6, Class C, 1.559%, (1 mo. USD LIBOR + 1.40%), 8/15/34(2)(3)	788	786,057
Series 2017-MTL6, Class E, 3.409%, (1 mo. USD LIBOR + 3.25%), 8/15/34(2)(3)	664	654,967
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 2.341%, (1 mo. USD LIBOR + 2.20%), 6/15/35(2)(3)	3,219	2,880,364
RETL Trust
Series 2019-RVP, Class B, 1.709%, (1 mo. USD LIBOR + 1.55%), 3/15/36(2)(3)	12	12,222
Toorak Mortgage Corp., Ltd.
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(2)(5)	3,160	3,203,615
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.307%, 4/10/46(2)(4)	2,000	1,396,275

Security	Principal Amount (000’s omitted)	Value
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class D, 3.852%, 11/15/48	$5,598	$4,881,258
Series 2016-C35, Class D, 3.142%, 7/15/48(2)	2,150	1,705,073
Series 2016-C36, Class D, 2.942%, 11/15/59(2)	6,000	3,721,897
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(2)	4,150	1,874,548

Total Commercial Mortgage-Backed Securities (identified cost $90,665,450)		$82,014,806

Convertible Bonds — 0.0%(6)

Security	Principal Amount (000’s omitted)	Value
Computers — 0.0%(6)
Western Digital Corp., 1.50%, 2/1/24	$184	$183,806

Total Convertible Bonds (identified cost $174,320)		$183,806

Corporate Bonds & Notes — 37.8%

Security	Principal Amount (000’s omitted)*	Value
Aerospace & Defense — 1.1%
Azul Investments LLP, 5.875%, 10/26/24(2)	2,965	$2,778,235
Delta Air Lines, Inc., 7.375%, 1/15/26	3,727	4,260,077

		$7,038,312

Automotive — 0.4%
General Motors Co., 5.40%, 4/1/48	1,931	$2,431,865

		$2,431,865

Banks — 6.6%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(2)(7)	3,531	$3,727,166
Banco Mercantil del Norte S.A./Grand Cayman, 5.75% to 10/4/26, 10/4/31(2)(7)	6,225	6,714,036
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(2)(7)(8)	745	842,781
Banco Santander S.A., 3.80%, 2/23/28	3,200	3,625,101
BankUnited, Inc., 5.125%, 6/11/30	3,399	3,984,082
Barclays PLC, 6.125% to 12/15/25(7)(8)	3,000	3,240,081
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(2)(7)	4,920	5,308,680
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(2)(7)	2,800	3,080,353
Deutsche Bank AG/New York, NY, 2.222% to 9/18/23, 9/18/24(7)	1,845	1,899,136
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	2,040	2,170,183
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(7)	4,204	4,443,121
Standard Chartered PLC, 6.00% to 7/26/25(2)(7)(8)	1,869	2,002,166
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(7)	1,721	1,822,838
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(7)	1,126	1,161,368

		$44,021,092

Security	Principal Amount (000’s omitted)*		Value
Biotechnology — 0.3%
Royalty Pharma PLC, 3.30%, 9/2/40(2)		2,184	$2,299,755

			$2,299,755

Building Materials — 0.8%
Owens Corning, 3.95%, 8/15/29		4,875	$5,625,711

			$5,625,711

Chemicals — 0.4%
Alpek SAB de CV, 4.25%, 9/18/29(2)		2,490	$2,733,460

			$2,733,460

Commercial Services — 1.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)		2,765	$2,846,567
Ashtead Capital, Inc., 4.25%, 11/1/29(2)		2,785	3,056,092
Block Financial, LLC, 3.875%, 8/15/30		2,825	3,052,596
Western Union Co. (The), 6.20%, 11/17/36		2,075	2,639,492

			$11,594,747

Computers — 1.0%
DXC Technology Co., 4.125%, 4/15/25		3,019	$3,339,306
Seagate HDD Cayman, 5.75%, 12/1/34		2,589	3,054,411

			$6,393,717

Consumer Products — 0.5%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(2)		3,015	$3,468,034

			$3,468,034

Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25		1,096	$1,310,997
Affiliated Managers Group, Inc., 3.30%, 6/15/30		3,396	3,691,740
Alliance Data Systems Corp., 4.75%, 12/15/24(2)		4,624	4,678,910
Alpha Holding S.A. de CV, 9.00%, 2/10/25(2)		3,125	2,307,813
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(2)		3,500	3,745,035
Brookfield Finance, Inc., 4.70%, 9/20/47		3,240	4,100,208
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(2)		1,685	1,913,611
Stifel Financial Corp., 4.00%, 5/15/30		4,769	5,457,276
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(2)(7)		6,349	7,160,547

			$34,366,137

Diversified Manufacturing — 0.3%
Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	1,887	$2,165,786

			$2,165,786

Electric Utilities — 1.3%
Edison International, 3.55%, 11/15/24		1,365	$1,471,027
Engie Energia Chile S.A., 3.40%, 1/28/30(2)		3,890	4,220,650
Pacific Gas and Electric Co., 2.50%, 2/1/31		2,955	2,962,466

			$8,654,143

Security	Principal Amount (000’s omitted)*	Value
Electrical and Electronic Equipment — 0.3%
Jabil, Inc., 3.00%, 1/15/31	1,969	$2,097,927

		$2,097,927

Energy — 0.7%
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(2)	4,469	$4,723,026

		$4,723,026

Financial Services — 0.5%
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(2)	3,343	$3,677,588

		$3,677,588

Foods — 0.7%
Smithfield Foods, Inc., 5.20%, 4/1/29(2)	4,000	$4,764,551

		$4,764,551

Health Care — 0.4%
Centene Corp., 3.375%, 2/15/30	990	$1,043,118
Centene Corp., 4.25%, 12/15/27	1,705	1,811,247

		$2,854,365

Insurance — 1.5%
Athene Holding, Ltd., 3.50%, 1/15/31	3,595	$3,804,889
Kemper Corp., 2.40%, 9/30/30	2,278	2,322,740
Radian Group, Inc., 4.875%, 3/15/27	3,621	3,985,635

		$10,113,264

Machinery — 1.6%
Flowserve Corp., 3.50%, 10/1/30	1,366	$1,458,516
nVent Finance S.a.r.l., 4.55%, 4/15/28	6,210	6,752,495
Valmont Industries, Inc., 5.25%, 10/1/54	2,184	2,574,564

		$10,785,575

Media — 2.0%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	5,215	$6,232,830
Comcast Corp., 2.45%, 8/15/52	1,460	1,422,239
Discovery Communications, LLC, 5.20%, 9/20/47	4,551	5,928,655

		$13,583,724

Oil and Gas — 2.1%
Apache Corp., 4.25%, 1/15/30	2,540	$2,671,763
Gran Tierra Energy, Inc., 7.75%, 5/23/27(2)	1,200	828,012
National Oilwell Varco, Inc., 3.60%, 12/1/29	2,216	2,320,422
Neptune Energy Bondco PLC, 6.625%, 5/15/25(2)	3,059	3,033,824
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	5,555	5,133,718

		$13,987,739

Security	Principal Amount (000’s omitted)*	Value
Pipelines — 0.8%
Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	4,976	$5,214,552

		$5,214,552

Real Estate Investment Trusts (REITs) — 1.9%
Iron Mountain, Inc., 4.50%, 2/15/31(2)	3,801	$3,986,299
Iron Mountain, Inc., 5.00%, 7/15/28(2)	503	535,006
Newmark Group, Inc., 6.125%, 11/15/23	5,219	5,679,625
Service Properties Trust, 4.75%, 10/1/26	2,410	2,385,900

		$12,586,830

Retail-Specialty and Apparel — 2.9%
Macy’s Retail Holdings, LLC., 4.30%, 2/15/43	8,507	$6,154,815
Macy’s Retail Holdings, LLC., 4.375%, 9/1/23	2,115	2,055,695
Nordstrom, Inc., 4.375%, 4/1/30	3,450	3,404,872
Nordstrom, Inc., 5.00%, 1/15/44	8,015	7,525,636

		$19,141,018

Semiconductors — 0.3%
ams AG, 0.875%, 9/28/22(9)	2,200	$2,066,416

		$2,066,416

Telecommunications — 0.9%
AT&T, Inc., 3.10%, 2/1/43	4,000	$4,058,377
AT&T, Inc., 3.30%, 2/1/52	2,188	2,169,470

		$6,227,847

Thrifts & Mortgage Finance — 1.0%
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(2)(7)	6,160	$6,740,143

		$6,740,143

Transportation — 0.7%
A.P. Moller - Maersk A/S, 4.50%, 6/20/29(2)	4,090	$4,798,160

		$4,798,160

Total Corporate Bonds & Notes (identified cost $237,049,360)		$254,155,484

Foreign Government Bonds — 3.7%

Security	Principal Amount (000’s omitted)		Value
Australia — 0.3%
Australia Government Bond, 2.50%, 5/21/30(9)	AUD	2,462	$2,169,615

			$2,169,615

Brazil — 1.0%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	22,070	$4,927,403
Nota do Tesouro Nacional, 10.00%, 1/1/29	BRL	6,500	1,513,025

			$6,440,428

Mexico — 0.8%
Mexican Bonos, 7.75%, 5/29/31	MXN	89,055	$5,262,477

			$5,262,477

Norway — 0.6%
Norway Government Bond, 1.375%, 8/19/30(2)(9)	NOK	34,669	$4,202,958

			$4,202,958

Supranational — 1.0%
European Bank for Reconstruction & Development, 6.45%, 12/13/22	IDR	89,482,200	$6,634,421

			$6,634,421

Total Foreign Government Bonds (identified cost $24,214,742)			$24,709,899

Preferred Stocks — 1.5%

Security	Shares		Value
Oil and Gas — 0.0%
Chesapeake Energy Corp., 5.75%, Convertible(10)(11)		400	$0

			$0

Real Estate Management & Development — 1.1%
Brookfield Property Partners, L.P., Series A, 5.75%		190,000	$4,066,000
Brookfield Property Partners, L.P., Series A2, 6.375%		136,000	3,153,840

			$7,219,840

Wireless Telecommunication Services — 0.4%
United States Cellular Corp., 5.50%		108,000	$2,722,680

			$2,722,680

Total Preferred Stocks (identified cost $11,168,050)			$9,942,520

Senior Floating-Rate Loans — 0.9%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 0.3%
CSC Holdings, LLC, Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), 1/15/26	$2,400	$2,366,570

		$2,366,570

Health Care — 0.4%
Select Medical Corporation, Term Loan, 3/6/25(13)	$2,400	$2,386,500

		$2,386,500

Retailers (Except Food and Drug) — 0.2%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/11/22	$1,383	$1,382,820

		$1,382,820

Total Senior Floating-Rate Loans (identified cost $6,128,385)		$6,135,890

U.S. Treasury Obligations — 15.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 1.125%, 8/15/40	$7,760	$7,336,837
U.S. Treasury Bond, 1.375%, 11/15/40	779	769,080
U.S. Treasury Bond, 1.375%, 8/15/50	36,069	33,713,243
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/25(14)	13,422	14,443,282
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(14)	15,127	16,326,698
U.S. Treasury Note, 0.25%, 9/30/25	5,645	5,622,949
U.S. Treasury Note, 0.375%, 9/30/27	3,938	3,876,623
U.S. Treasury Note, 0.625%, 5/15/30	10,345	10,109,005
U.S. Treasury Note, 0.625%, 8/15/30	6,222	6,063,533
U.S. Treasury Note, 0.875%, 11/15/30	3,609	3,595,466

Total U.S. Treasury Obligations (identified cost $101,012,699)		$101,856,716

Short-Term Investments — 6.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(15)	42,398,766	$42,398,766

Total Short-Term Investments (identified cost $42,398,766)		$42,398,766

Total Investments — 102.7% (identified cost $682,384,100)		$689,470,839

Other Assets, Less Liabilities — (2.7)%		$(17,876,682)

Net Assets — 100.0%		$671,594,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $308,468,883 or 45.9% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2020.

(5)	Step coupon security. Interest rate represents the rate in effect at December 31, 2020.

(6)	Amount is less than 0.05%.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of these securities is $8,438,989 or 1.3% of the Fund’s net assets.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Non-income producing security.
(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(13)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	80.9%	$558,086,086
United Kingdom	4.6	32,114,489
Mexico	3.4	23,169,247
Brazil	1.9	12,963,698
Australia	1.5	10,138,502
Chile	1.3	8,943,676
Italy	1.0	7,160,547
Supranational	1.0	6,634,421
Cayman Islands	0.8	5,263,399
Canada	0.7	4,928,220
Denmark	0.7	4,798,160
Norway	0.6	4,202,958
Spain	0.5	3,625,101
Greece	0.3	2,165,786
Austria	0.3	2,066,416
Germany	0.3	1,899,136
Ireland	0.2	1,310,997

Total Investments	100.0%	$689,470,839

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,584,801	EUR	3,850,568	State Street Bank and Trust Company	2/26/21	$—	$(124,916)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	110	Long	3/22/21	$19,050,625	$(141,997)
U.S. Ultra-Long Treasury Bond	10	Long	3/22/21	2,135,625	(5,956)
U.S. 10-Year Ultra-Long Treasury Note	(546)	Short	3/22/21	(85,372,219)	138,908

					$(9,045)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

EUR	-	Euro

IDR	-	Indonesian Rupiah

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

USD	-	United States Dollar

At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Interest Rate Risk: The Fund enters into interest rate futures contracts seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $42,398,766, which represents 6.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020, were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$18,277,199	$131,205,827	$(107,084,260)	$—	$—	$42,398,766	$8,924	42,398,766

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$20,313,513	$—	$20,313,513
Asset-Backed Securities	—	113,908,925	—	113,908,925
Collateralized Mortgage Obligations	—	33,850,514	—	33,850,514
Commercial Mortgage-Backed Securities	—	82,014,806	—	82,014,806
Convertible Bonds	—	183,806	—	183,806
Corporate Bonds & Notes	—	254,155,484	—	254,155,484
Foreign Government Bonds	—	24,709,899	—	24,709,899
Preferred Stocks	9,942,520	—	0	9,942,520
Senior Floating-Rate Loans	—	6,135,890	—	6,135,890
U.S. Treasury Obligations	—	101,856,716	—	101,856,716
Short-Term Investments	—	42,398,766	—	42,398,766
Total Investments	$9,942,520	$679,528,319	$0	$689,470,839
Futures Contracts	$138,908	$—	$—	$138,908
Total	$10,081,428	$679,528,319	$0	$689,609,747

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(124,916)	$—	$(124,916)
Futures Contracts	(147,953)	—	—	(147,953)
Total	$(147,953)	$(124,916)	$—	$(272,869)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.